LONG-TERM LOANS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
2016	$ 14,111
2017	446
2018	376
2019	19,670
2020 and onwards	59
Loans Payable to Bank	$ 34,662	$ 23,495